As filed with the U.S. Securities and Exchange Commission on November 10, 2015

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 145	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 146	☒
______________
RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)
______________

c/o Guggenheim Investments
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
______________

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
______________
Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006	Amy J. Lee Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On December 1, 2015 pursuant to paragraph (b)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE
This Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A for Rydex Series Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 1, 2015, the effectiveness of Post-Effective Amendment No. 144 (“PEA No. 144”), which was filed with the Commission via EDGAR Accession No. 0001628280-15-006829 on August 28, 2015, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 144 by means of this filing, Parts A, B and C of PEA No. 144 are incorporated herein by reference.
PART A – PROSPECTUS
The Class A and Class C shares and Class H shares Prospectuses for the Dow Jones Industrial Average® Fund are incorporated herein by reference to Part A of PEA No. 144.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for Class A, Class C and Class H shares of the Dow Jones Industrial Average® Fund is incorporated herein by reference to Part A of PEA No. 144.
PART C – OTHER INFORMATION
The Part C for the Dow Jones Industrial Average® Fund is incorporated herein by reference to Part A of PEA No. 144.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 145 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 10th day of November, 2015.

Rydex Series Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 145 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	November 10, 2015
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	November 10, 2015
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	November 10, 2015
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	November 10, 2015
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	November 10, 2015
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	November 10, 2015
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	November 10, 2015
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	November 10, 2015
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney.